Construction in progress	9 Months Ended
Mar. 31, 2012
Construction In Progress Disclosure [Abstract]
Construction in progress

Note 10 – Construction in progress

Construction in progress at March 31, 2012 and June 30, 2011 amounted to $39,697,825 and $23,204,544, respectively. Construction in progress was related to the new coking plant. No depreciation is provided for construction in progress until such time the assets are completed and placed into service.

Project	Total as of March 31, 2012	Estimate cost to complete	Estimated total cost	Estimated completion date
New coking plant	$39,697,825	$26,237,938	$65,935,763	December 2012